U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[31]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No.	[31]
(Check appropriate box or boxes)

THE ELITE GROUP OF MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

1325 4th Avenue, Suite 1744
Seattle, Washington 98101
(Address of Principle Executive Offices)

Registrant's Telephone Number, including Area Code:  (206) 624-5863

Richard S. McCormick
McCormick Capital Management, Inc.
1325 4th Avenue, Suite 1744
Seattle, Washington 98101
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/ /	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 31 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 30 filed January 27, 2012 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Seattle and State of Washington on the 9th day of February, 2012.

THE ELITE GROUP OF MUTUAL FUNDS

By:	/s/ Richard S. McCormick
Richard S. McCormick, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Trustee and President
/s/ Richard S. McCormick	(Chief Executive Officer)	February 9, 2012
Richard S. McCormick	(Title)	(Date)

Trustee, Treasurer and Secretary
*	(Chief Financial Officer)	February 9, 2012
John W. Meisenbach	(Title)	(Date)

*	Trustee	February 9, 2012
John M. Parker	(Title)	(Date)

*	Trustee	February 9, 2012
Jack R. Policar	(Title)	(Date)

*	Trustee	February 9, 2012
Lee A. Miller	(Title)	(Date)

*    /s/ Richard S. McCormick
      Attorney-in-Fact, under Powers of Attorney

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase